Long-Term Debt and Contractual Commitments	12 Months Ended
Dec. 31, 2011
Long-term Debt and Contractual Commitments [Abstract]
Long-term Debt and Contractual Commitments
NOTE 12 - LONG-TERM DEBT AND CONTRACTUAL COMMITMENTS
Long-term debt at December 31 consisted of the following:

(Dollars in millions)
Parent Company Only	2011	2010	Interest Rates	Maturities
Senior, fixed rate [1]	$2,719	$922	3.25% - 6.00%	2012 - 2028
Senior, variable rate	1,527	1,512	0.58 - 3.00	2012 - 2019
Subordinated, fixed rate	200	200	6.00	2026
Junior subordinated, fixed rate	1,197	1,693	6.10 - 7.88	2036 - 2068
Junior subordinated, variable rate	651	651	1.12 - 3.98	2027 - 2034
Total Parent Company debt (excluding intercompany of $160 as of December 31, 2011 and 2010)	6,294	4,978
Subsidiaries
Senior, fixed rate [2]	350	2,640	0.50 - 10.75	2012 - 2048
Senior, variable rate [3]	2,504	3,443	0.52 - 7.50	2012 - 2037
Subordinated, fixed rate [4]	1,260	2,087	5.00 - 7.25	2015 - 2028
Subordinated, variable rate	500	500	0.67 - .80	2015
Total subsidiaries debt	4,614	8,670
Total long-term debt	$10,908	$13,648
[1] Debt recorded at fair value, $448 million and $460 million, at December 31, 2011 and 2010, respectively.
[2] Includes leases and other obligations that do not have a stated interest rate.
[3] Debt recorded at fair value, $289 million and $290 million, at December 31, 2011 and 2010, respectively.
[4] Debt recorded at fair value.
Long-term debt included $460 million and $1.5 billion of foreign denominated debt at December 31, 2011 and 2010, respectively. Maturities of long-term debt are: 2012 – $2.4 billion; 2013 – $136 million; 2014 – $19 million; 2015 – $799 million; 2016 – $1.1 billion; and thereafter – $6.5 billion. Government guaranteed debt issued under the FDIC's Temporary Liquidity Guarantee Program was $576 million and $2.7 billion at December 31, 2011 and 2010, respectively.
Restrictive provisions of several long-term debt agreements prevent the Company from creating liens on, disposing of, or issuing (except to related parties) voting stock of subsidiaries. Further, there are restrictions on mergers, consolidations, certain leases, sales or transfers of assets, minimum shareholders’ equity, and maximum borrowings by the Company. As of December 31, 2011, the Company was in compliance with all covenants and provisions of long-term debt agreements. As currently defined by federal bank regulators, long-term debt of $1.9 billion and $2.4 billion as of December 31, 2011 and 2010, respectively, qualified as Tier 1 capital, and long-term debt of $1.6 billion and $1.8 billion as of December 31, 2011 and 2010, respectively, qualified as Tier 2 capital. As of December 31, 2011, the Company had collateral pledged to the FHLB of Atlanta to support $10.8 billion of available borrowing capacity with $27 million of long-term debt and $7.0 billion of short-term debt outstanding at December 31, 2011.

The Company does not consolidate certain wholly-owned trusts which had been formed for the sole purpose of issuing trust preferred securities. The proceeds from the trust preferred securities issuances were invested in junior subordinated debentures of the Parent Company. The obligations of these debentures constitute a full and unconditional guarantee by the Parent Company of the trust preferred securities.
During 2011, the Company issued $1.0 billion of 3.60% senior notes that will mature in 2016, and $750 million of 3.50% senior notes that will mature in 2017. During the year, a $2.1 billion senior note, $1.1 billion of foreign denominated debt, and $852 million of subordinated debt matured. Additionally, the Company repurchased and retired $395 million and $101 million of junior subordinated notes that were due in 2036 and 2042, respectively, and recognized a net gain of $3 million.
In the normal course of business, the Company enters into certain contractual obligations. Such obligations include obligations to make future payments on lease arrangements, contractual commitments for capital expenditures, and service contracts. As of December 31, 2011, the Company had the following in unconditional obligations:

	As of December 31, 2011
(Dollars in millions)	1 year or less	1-3 years	3-5 years	After 5 years	Total
Operating lease obligations	$214	$399	$346	$509	$1,468
Capital lease obligations [1]	1	2	3	6	12
Purchase obligations [2]	81	296	184	146	707
Total	$296	$697	$533	$661	$2,187
[1] Amounts do not include accrued interest.
[2] Includes contracts with a minimum annual payment of $5 million.